Note 12 - Employee Benefit Plans (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Defined Contribution Plan, Maximum Annual Contribution Per Employee, Percent	4.50%
Defined Contribution Plan, Cost Recognized (in Dollars)	$ 289,437	$ 190,105	$ 157,261
Deferred Compensation Liability, Current and Noncurrent (in Dollars)	5,151,630	4,202,733	3,469,525	2,734,989
Certain Executive Officers [Member] | Minimum [Member]
Deferred Compensation Arrangement with Individual, Employer Contribution (in Dollars)	10,000
Interest on Deferred Compensation Amounts	6.00%
Certain Executive Officers [Member] | Maximum [Member]
Deferred Compensation Arrangement with Individual, Employer Contribution (in Dollars)	20,000
Interest on Deferred Compensation Amounts	12.00%
Certain Management Officers [Member] | Minimum [Member]
Defined Contribution Plan, Employer Matching Contribution, Percent	4.00%
Interest on Deferred Compensation Amounts	4.00%
Certain Management Officers [Member] | Maximum [Member]
Defined Contribution Plan, Employer Matching Contribution, Percent	10.00%
Certain Management Officers [Member] | Maximum [Member]
Interest on Deferred Compensation Amounts	8.00%
Agreements with Certain Management and Executive Officers [Member]
Deferred Compensation Liability, Current and Noncurrent (in Dollars)	5,151,630
Agreements with Certain Management and Executive Officers [Member]
Deferred Compensation Liability, Current and Noncurrent (in Dollars)		4,202,733
First Three Percent of Employees Wages [Member]
Defined Contribution Plan, Employer Matching Contribution, Percent	100.00%
Match at 100 Percent [Member]
Defined Contribution Plan, Maximum Annual Contribution Per Employee, Percent	3.00%
From Four to Four and a Half Percent of Employee's Wages [Member]
Defined Contribution Plan, Employer Matching Contribution, Percent	50.00%
Matched at 50% [Member]
Defined Contribution Plan, Maximum Annual Contribution Per Employee, Percent	3.00%
Supplemental Executive Retirement Plans [Member]
Deferred Compensation Liability, Current and Noncurrent (in Dollars)	2,802,497	2,630,060
Defined Benefit Plan, Contributions by Employer (in Dollars)	$ 117,000	$ 117,000